ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 196	$ 195
Accounts payable	108	118
Interest payable on borrowings	82	71
BEPC exchangeable shares distributions payable	14	16
Current portion of lease liabilities	23	25
Other	50	27
Total accounts payable and accrued liabilities	473	452
Trade receivables	457	502
Prepaids and other	71	83
Inventory	21	20
Income tax receivables	10	30
Other short-term receivables	87	77
Trade receivables and other current assets	$ 1,379	$ 1,146